Nature of Operations and Liquidity (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 1,600,000	$ 2,600,000
Working capital	1,400,000	2,600,000
Retained Earnings, Appropriated	7,800,000	6,600,000
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,100,000	$ 3,100,000